Note 10 - Subsequent Events (Details Textual)	Nov. 07, 2017	Sep. 30, 2017 shares	Dec. 31, 2016 shares	May 17, 2016 shares	Dec. 31, 2015 shares
Common Stock, Shares Authorized		100,000,000	100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Authorized		10,000,000	10,000,000	10,000,000	10,000,000
Subsequent Event [Member]
Reduction of Shares Authorized, Percent	50.00%
Subsequent Event [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10